Credit risk - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 394	£ 285
Total	£ (907,307)	£ (870,816)
Percentage of mortgage portfolio	16.90%	20.90%
Modified | Stage 2 and stage 3
Disclosure of financial assets [line items]
Loans and advances to banks and customers	£ 0	£ 0
Modified | Stage 1 £m
Disclosure of financial assets [line items]
Loans and advances to banks and customers	0
Commercial loans
Disclosure of financial assets [line items]
Collateral held permitted to be sold or repledged	468	575
Reverse repurchase agreements
Disclosure of financial assets [line items]
Collateral sold or repledged in absence of default by owner of collateral, at fair value	12,257	10,676
Loan commitments and credit related contingencies
Disclosure of financial assets [line items]
Collateral held permitted to be sold or repledged	18,272	17,181
Stock borrowed
Disclosure of financial assets [line items]
Collateral held permitted to be sold or repledged	12,763	20,887
Collateral sold or repledged in absence of default by owner of collateral, at fair value	7,542	11,781
Total loans and advances to customers
Disclosure of financial assets [line items]
Total	(481,463)	(459,857)
Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(41,602)	(43,605)
Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(429,456)	(404,624)
Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(5,488)	(5,608)
Financial assets, subject to partial write-off	992	971
Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(4,917)	(6,020)
Allowance for expected credit losses
Disclosure of financial assets [line items]
Total	3,228	3,481
Allowance for expected credit losses | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,160	1,286
Allowance for expected credit losses | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	861	889
Allowance for expected credit losses | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,048	1,119
Allowance for expected credit losses | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	159	187
Allowance for expected credit losses | Retail – UK Motor Finance
Disclosure of financial assets [line items]
Total	428	356
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	148	115
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	201	169
Allowance for expected credit losses | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	79	72
Allowance for expected credit losses | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	0	0
Allowance for expected credit losses | Retail – UK Motor Finance | Residual Value Impairment And Voluntary Terminations
Disclosure of financial assets [line items]
Total	243	178
Allowance for expected credit losses | Other retail lending | Stage 1 and 2
Disclosure of financial assets [line items]
Total	347	351
Allowance for expected credit losses | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	360
Allowance for expected credit losses | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	121	150
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees
Disclosure of financial assets [line items]
Total	197	270
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	83	126
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	113	142
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1	2
Allowance for expected credit losses | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	0	0
Allowance for expected credit losses | Total loans and advances to customers
Disclosure of financial assets [line items]
Total	3,011	3,191	£ 3,717
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,077	1,160	1,467
Allowance for expected credit losses | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	737	736	900
Allowance for expected credit losses | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	1,038	1,108	1,137
Allowance for expected credit losses | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	159	187	213
Gross carrying amount | Retail – UK Motor Finance
Disclosure of financial assets [line items]
Total	(17,149)	(16,419)
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(2,786)	(2,398)
Gross carrying amount | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(14,222)	(13,897)
Gross carrying amount | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(141)	(124)
Gross carrying amount | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	0	0
Gross carrying amount | Other retail lending | Stage 1 and 2
Disclosure of financial assets [line items]
Total	(68,227)	(60,720)
Gross carrying amount | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(406)
Gross carrying amount | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(448)	(450)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(4,083)	(4,565)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(153,410)	(143,914)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(61)	(101)
Gross carrying amount | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(20)	(39)
Gross carrying amount | Total loans and advances to customers
Disclosure of financial assets [line items]
Total	(484,474)	(463,048)	(453,462)
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(42,679)	(44,765)	(53,167)
Gross carrying amount | Total loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of financial assets [line items]
Total	(430,193)	(405,360)	(385,294)
Gross carrying amount | Total loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	(6,526)	(6,716)	(7,147)
Financial assets, subject to partial write-off	235	297
Gross carrying amount | Total loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of financial assets [line items]
Total	£ (5,076)	£ (6,207)	£ (7,854)